UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 98.6%**

                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER DISCRETIONARY - 13.5%
   Advance Auto Parts ...............................      10,048   $    464,519
   Bally Technologies * .............................      11,036        399,614
   DeVry ............................................       6,531        324,852
   DreamWorks Animation SKG, Cl A * .................      11,972        377,238
   GameStop, Cl A * .................................      17,343        379,638
   Mattel ...........................................      25,859        454,601
   Urban Outfitters * ...............................      18,078        434,595
                                                                    ------------
                                                                       2,835,057
                                                                    ------------
ENERGY - 9.2%
   BJ Services ......................................      27,577        391,042
   Cameron International * ..........................      16,734        522,603
   Noble ............................................      20,607        697,753
   Range Resources ..................................       6,748        313,174
                                                                    ------------
                                                                       1,924,572
                                                                    ------------
FINANCIALS - 9.2%
   City National ....................................      11,764        463,972
   Fidelity National Financial, Cl A ................      20,878        299,599
   NYSE Euronext ....................................      22,416        604,111
   TD Ameritrade Holding * ..........................      30,690        568,993
                                                                    ------------
                                                                       1,936,675
                                                                    ------------
HEALTH CARE - 11.3%
   Cephalon * .......................................       8,237        483,100
   Inverness Medical Innovations * ..................      11,485        386,470
   Mednax * .........................................      12,182        564,636
   Pharmaceutical Product Development ...............      10,384        215,676
   Quest Diagnostics ................................       7,331        400,419
   Shire ADR ........................................       7,335        328,681
                                                                    ------------
                                                                       2,378,982
                                                                    ------------
INDUSTRIALS - 16.6%
   Flowserve ........................................       6,987        564,340
   IDEX .............................................      23,721        647,109
   ITT ..............................................      13,902        686,759

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
INDUSTRIALS - CONTINUED
   Jacobs Engineering Group * .......................       6,998   $    286,778
   Kansas City Southern * ...........................      16,241        329,855
   Precision Castparts ..............................       3,575        285,321
   Republic Services, Cl A ..........................      26,221        697,478
                                                                    ------------
                                                                       3,497,640
                                                                    ------------
INFORMATION TECHNOLOGY - 27.7%
   Agilent Technologies * ...........................      24,018        557,698
   Anixter International * ..........................       8,952        306,337
   Cognizant Technology Solutions, Cl A * ...........      18,478        546,764
   F5 Networks * ....................................      15,645        580,742
   McAfee * .........................................      12,318        549,137
   National Instruments .............................      17,365        437,945
   Nuance Communications * ..........................      46,659        615,899
   SAIC * ...........................................      26,452        478,517
   Skyworks Solutions * .............................      42,375        511,890
   Solera Holdings * ................................      12,901        347,424
   Western Union ....................................      36,018        629,595
   Zebra Technologies, Cl A * .......................      10,728        262,192
                                                                    ------------
                                                                       5,824,140
                                                                    ------------
MATERIALS - 7.4%
   Air Products & Chemicals .........................       8,782        655,137
   Nucor ............................................      10,611        471,871
   Pactiv * .........................................      17,341        436,647
                                                                    ------------
                                                                       1,563,655
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.4%
   Leap Wireless International * ....................      12,383        296,573
                                                                    ------------
UTILITIES - 2.3%
   Covanta Holding * ................................      28,919        488,442
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $21,257,520) ............................                 20,745,736
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SHORT-TERM INVESTMENT - 3.0%

                                                          SHARES        VALUE
                                                        ---------   ------------
CASH EQUIVALENT (A) - 3.0%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.490%
      (Cost $632,855) ...............................     632,855   $    632,855
                                                                    ------------
   TOTAL INVESTMENTS - 101.6%
      (Cost $21,890,375)+ ...........................               $ 21,378,591
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $21,040,965.

*    NON-INCOME PRODUCING SECURITY.

** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $21,890,375, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,450,108 AND $(2,961,892), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE PORTFOLIO'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities           Level 1     Level 2   Level 3      Total
-------------------------         -----------   -------   -------   -----------
   Common Stock                   $20,745,736     $--       $--     $20,745,736
   Short-Term Investment              632,855      --        --         632,855
                                  -----------     ---       ---     -----------
Total Investments in Securities   $21,378,591     $--       $--     $21,378,591
                                  ===========     ===       ===     ===========

RHJ-QH-003-1200

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 93.1%**

                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER DISCRETIONARY - 15.1%
   Fossil * .........................................      37,100   $    977,214
   Iconix Brand Group * .............................      78,000      1,366,560
   K12 * ............................................      26,100        489,897
   Lululemon Athletica * ............................      52,100        923,212
   O'Reilly Automotive * ............................      24,200        983,972
   Penn National Gaming * ...........................      22,800        722,988
   Tupperware Brands ................................      20,500        698,435
                                                                    ------------
                                                                       6,162,278
                                                                    ------------
CONSUMER STAPLES - 4.7%
   Darling International * ..........................     113,100        798,486
   Hain Celestial Group * ...........................      41,500        689,315
   United Natural Foods * ...........................      16,127        435,913
                                                                    ------------
                                                                       1,923,714
                                                                    ------------
ENERGY - 2.5%
   Arena Resources * ................................      30,700      1,001,741
                                                                    ------------
FINANCIALS - 1.6%
   Signature Bank * .................................      22,500        663,300
                                                                    ------------
HEALTH CARE - 16.5%
   Amedisys * .......................................      16,900        755,599
   Analogic .........................................      10,800        409,428
   Emergency Medical Services, Cl A * ...............      20,600        806,284
   eResearchTechnology * ............................      38,300        208,735
   Genoptix * .......................................      20,000        626,200
   Haemonetics * ....................................      17,200      1,014,972
   PerkinElmer ......................................      38,800        684,044
   Perrigo ..........................................      30,100        816,914
   Pharmaceutical Product Development ...............      15,300        317,781
   Phase Forward * ..................................      28,700        407,540
   Psychiatric Solutions * ..........................      25,500        689,010
                                                                    ------------
                                                                       6,736,507
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
INDUSTRIALS - 23.9%
   AAR * ............................................      47,300   $    904,849
   Actuant, Cl A ....................................      34,800        446,832
   Bucyrus International, Cl A ......................      27,900        822,492
   Copart * .........................................      16,300        575,553
   EnerSys * ........................................      44,300        876,697
   Forward Air ......................................      19,700        455,661
   Harsco ...........................................      17,700        486,927
   Hexcel * .........................................      51,200        522,752
   Huron Consulting Group * .........................      16,000        709,600
   Insituform Technologies, Cl A * ..................      51,300        943,920
   Kirby * ..........................................      18,700        692,087
   Landstar System ..................................      22,800        836,304
   Wabtec ...........................................      22,800        767,220
   Watsco ...........................................      13,900        729,194
                                                                    ------------
                                                                       9,770,088
                                                                    ------------
INFORMATION TECHNOLOGY - 25.3%
   Ariba * ..........................................      89,423        939,836
   Aspen Technology * ...............................      91,700        907,830
   Blackboard * .....................................      15,800        536,726
   CACI International, Cl A * .......................      17,600        813,120
   Coherent * .......................................      25,600        502,272
   Cybersource * ....................................      35,600        617,304
   Euronet Worldwide * ..............................      40,400        850,016
   FEI * ............................................      38,500        943,250
   Intermec * .......................................      49,500        675,180
   IPG Photonics * ..................................      34,300        368,039
   Jack Henry & Associates ..........................      25,900        556,073
   Mantech International, Cl A * ....................      20,400      1,087,320
   Polycom * ........................................      20,500        486,875
   TriQuint Semiconductor * .........................     146,100      1,048,998
                                                                    ------------
                                                                      10,332,839
                                                                    ------------
MATERIALS - 3.5%
   Intrepid Potash * ................................      26,700        674,442

THE ADVISORS' INNER CIRCLE FUND                          RHJ SMALL CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
MATERIALS - CONTINUED
   Valspar ..........................................      28,700   $    726,684
                                                                    ------------
                                                                       1,401,126
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $36,466,061) ............................                 37,991,593
                                                                    ------------
SHORT-TERM INVESTMENTS - 5.2%
CASH EQUIVALENTS (A) - 5.2%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.490% .......................   1,629,641      1,629,641
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 0.210% .......................     501,179        501,179
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $2,130,820) .............................                  2,130,820
                                                                    ------------
   TOTAL INVESTMENTS - 98.3%
      (Cost $38,596,881)+ ...........................               $ 40,122,413
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $40,833,403.

*    NON-INCOME PRODUCING SECURITY.

** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL - CLASS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $38,596,881, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,243,264 AND $(3,717,732), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE PORTFOLIO'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities           Level 1     Level 2   Level 3      Total
-------------------------         -----------   -------   -------   -----------
   Common Stock                   $37,991,593     $--       $--     $37,991,593
   Short-Term Investments           2,130,820      --        --       2,130,820
                                  -----------     ---       ---     -----------
Total Investments in Securities   $40,122,413     $--       $--     $40,122,413
                                  ===========     ===       ===     ===========

RHJ-QH-002-1200

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 93.6%**

                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER DISCRETIONARY - 15.9%
   Arbitron .........................................      87,600   $  1,426,128
   Coinstar * .......................................      28,302        940,476
   Dolan Media * ....................................     103,300      1,407,979
   FGX International Holdings * .....................      84,878      1,121,238
   Fuel Systems Solutions * .........................     102,100      2,560,668
   Global Traffic Network * .........................     124,160        530,163
   Iconix Brand Group * .............................     102,000      1,787,040
   Lincoln Educational Services * ...................      55,400      1,127,944
   Lumber Liquidators * .............................      65,000      1,067,300
   Monro Muffler ....................................      42,500      1,130,075
   Peet's Coffee & Tea * ............................      67,400      1,851,478
   Smart Balance * ..................................     252,508      1,547,874
   Westport Innovations * ...........................      77,200        690,168
   Wet Seal, Cl A * .................................     246,177        812,384
                                                                    ------------
                                                                      18,000,915
                                                                    ------------
CONSUMER STAPLES - 3.7%
   Chiquita Brands International * ..................     173,600      2,126,600
   Spartan Stores ...................................      77,900      1,004,131
   TreeHouse Foods * ................................      33,700      1,093,565
                                                                    ------------
                                                                       4,224,296
                                                                    ------------
ENERGY - 2.0%
   Boots & Coots International Control * ............     488,700        630,423
   Furmanite * ......................................     274,300      1,248,065
   T-3 Energy Services * ............................      31,340        424,657
                                                                    ------------
                                                                       2,303,145
                                                                    ------------
FINANCIALS - 1.1%
   First Financial Bancorp ..........................      71,000        613,440
   Trico Bancshares .................................      34,824        579,123
                                                                    ------------
                                                                       1,192,563
                                                                    ------------
HEALTH CARE - 22.5%
   Abaxis * .........................................      88,100      2,358,437
   Air Methods * ....................................      73,100      2,149,871

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
HEALTH CARE - CONTINUED
   Alliance Imaging * ...............................     160,500   $    791,265
   ALLION HEALTHCARE INC * ..........................     125,707        930,232
   Almost Family * ..................................      43,800      1,389,336
   Angiodynamics * ..................................      95,700      1,194,336
   Bio-Reference Labs * .............................      52,500      1,683,150
   Genomic Health * .................................      47,600        802,536
   Greatbatch * .....................................      66,200      1,459,048
   Hanger Orthopedic Group * ........................     176,500      2,421,580
   IRIS International * .............................     109,935      1,121,337
   Medtox Scientific * ..............................      79,300        713,700
   Merit Medical Systems * ..........................      52,200        954,738
   Omnicell * .......................................     140,100      1,748,448
   Quidel * .........................................      53,600        800,248
   Rochester Medical * ..............................      39,400        508,654
   Skilled Healthcare Group, Cl A * .................     172,600      1,425,676
   SonoSite * .......................................      58,900      1,388,273
   Sun Healthcare Group * ...........................     173,400      1,687,182
                                                                    ------------
                                                                      25,528,047
                                                                    ------------
INDUSTRIALS - 20.5%
   AAR * ............................................      64,800      1,239,624
   Aegean Marine Petroleum Network ..................     134,938      2,293,946
   American Ecology .................................      59,100        965,103
   Energy Recovery * ................................     151,100      1,056,189
   Exponent * .......................................      32,700        843,987
   FreightCar America ...............................      79,500      1,588,410
   Genesee & Wyoming, Cl A * ........................      49,500      1,350,855
   GeoEye * .........................................      78,581      1,948,809
   Healthcare Services Group ........................     116,250      2,170,387
   ICF International * ..............................      54,088      1,400,879
   Insituform Technologies, Cl A * ..................     129,500      2,382,800
   Mcgrath Rentcorp .................................      45,400        872,588
   Orion Marine Group * .............................      57,800      1,292,408
   Polypore International * .........................     134,193      1,657,284

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
INDUSTRIALS - CONTINUED
   Standard Parking * ...............................     100,760   $  1,701,836
   USA Truck * ......................................      28,800        415,008
                                                                    ------------
                                                                      23,180,113
                                                                    ------------
INFORMATION TECHNOLOGY - 26.1%
   Advanced Analogic Technologies * .................     249,100      1,200,662
   Airvana * ........................................     134,300        834,003
   Anaren * .........................................      76,400      1,373,672
   Art Technology Group * ...........................     530,900      2,012,111
   Bottomline Technologies * ........................      75,868        776,130
   DemandTec * ......................................     126,714      1,129,022
   ENGlobal * .......................................     161,300        782,305
   Global Cash Access Holdings * ....................     248,298      2,234,682
   Harmonic * .......................................      90,300        625,779
   HMS Holdings * ...................................      43,300      1,662,720
   JDA Software Group * .............................     124,600      2,568,006
   Maxwell Technologies * ...........................      55,476        785,540
   MIPS Technologies, Cl A * ........................     281,500      1,002,140
   Online Resources * ...............................     179,500      1,186,495
   Seachange International * ........................     209,483      1,916,769
   Smith Micro Software * ...........................     216,377      2,473,189
   SRS Labs * .......................................     161,500      1,201,560
   Stratasys * ......................................     100,100      1,579,578
   SXC Health Solutions * ...........................      63,700      1,882,972
   Taser International * ............................     240,300      1,259,172
   Viasat * .........................................      41,800      1,128,600
                                                                    ------------
                                                                      29,615,107
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.8%
   Neutral Tandem * .................................      67,200      2,083,200
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $91,874,546) ............................                106,127,386
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO
                                                       JULY 31, 2009 (UNAUDITED)

SHORT-TERM INVESTMENTS - 5.7%

                                                          SHARES        VALUE
                                                        ---------   ------------
CASH EQUIVALENTS (A) - 5.7%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 0.490% .......................   4,526,522   $  4,526,522
   HighMark U.S. Government Money Market Fund,
      Fiduciary Class, 0.210% .......................   1,936,286      1,936,286
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $6,462,808) .............................                  6,462,808
                                                                    ------------
   TOTAL INVESTMENTS - 99.3%
      (Cost $98,337,354)+ ...........................               $112,590,194
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $113,397,089.

*    NON-INCOME PRODUCING SECURITY.

** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL   - CLASS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $98,337,354, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,980,635 AND $(7,727,795), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE PORTFOLIO'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities            Level 1     Level 2   Level 3       Total
-------------------------        ------------   -------   -------   ------------
   Common Stock                   $106,127,386     $--       $--     $106,127,386
   Short-Term Investments            6,462,808      --        --        6,462,808
                                  ------------     ---       ---     ------------
Total Investments in Securities   $112,590,194     $--       $--     $112,590,194
                                  ============     ===       ===     ============

RHJ-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009